Discontinued Operations (Details) $ / shares in Units, € in Millions, shares in Millions, $ in Millions					12 Months Ended
	Dec. 09, 2014 USD ($) shares	Dec. 09, 2014 EUR (€) shares	Jun. 24, 2014 USD ($) transactions $ / shares shares	Jun. 24, 2014 EUR (€) transactions shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of Stock, Price Per Share, Euro | $ / shares			$ 20
Proceeds from sales of available-for-sale investments | $					$ 1,089		$ 54	$ 16
NYSE Euronext [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares			65.8	65.8
Sale of Stock, Consideration Received on Transaction	$ 118	€ 95
Realized Gain (Loss) on Marketable Securities, Cost Method Investments, and Other Investments | $	$ 4
Sale of Stock, Percentage of Ownership Sold	6.00%	6.00%	94.00%	94.00%
Sale of Stock, Number of Transactions | transactions			3	3
NYFIX, Metabit, and Wombat [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operations, External Advisory Costs | $							51	2
Discontinued Operations, Compensation and Severance Costs | $							$ 42	$ 19
Number of Shares, Total [Member] | NYSE Euronext [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	4.2	4.2
IPO [Member] | NYSE Euronext [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares			42.2	42.2
Proceeds from sales of available-for-sale investments			$ 1,900	€ 1,400	2,100	€ 1,500
External Party Group A [Member] | NYSE Euronext [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares			23.4	23.4
Sale of Stock, Price Per Share, Euro | $ / shares			$ 19.20
Employees [Member] | NYSE Euronext [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares			0.2	0.2
Sale of Stock, Price Per Share, Euro | $ / shares			$ 16.00
Cash Distribution [Member] | NYSE Euronext [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sales of available-for-sale investments | $					$ 220